UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 16.04%
	*	iPath Dow Jones-UBS Softs Subindex Total Return ETN	2,419	$221,943
		iShares Dow Jones US Home Construction Index Fund	28,595	381,743
		Market Vectors Solar Energy ETF	15,831	212,626
		SPDR KBW Regional Banking ETF	29,223	780,254
		SPDR S&P Metals & Mining ETF	5,711	409,250
		SPDR S&P Semiconductor ETF	6,541	398,412

		Total Exchange Traded Products (Cost $2,343,522)		2,404,228

OPEN-END FUNDS - 78.51%
	*	Columbia Funds Series Trust - Columbia Marsico 21st Century Fund	89,390	1,299,736
	*	CRM Small Cap Value Fund	31,951	781,844
		Fidelity Large Cap Stock Fund	69,640	1,305,753
	*	Invesco Small-Mid Special Value Fund	100,116	1,305,514
		John Hancock Small Cap Equity Fund	28,192	783,443
		Parnassus Small Cap Fund	50,060	1,300,048
	*	Profunds Oil Equipment Distribution & Services UltraSector ProFund	14,713	408,138
		RidgeWorth Mid Cap Value Equity Fund	62,244	784,281
	*	Royce Opportunity Fund	60,984	781,205
	*	Rydex Series - Energy Services Fund	6,660	406,645
		T Rowe Price Value Fund	52,218	1,305,979
		TCW Dividend Focused Fund	116,519	1,308,509

		Total Open-End Funds (Cost $11,083,799)		11,771,095

INVESTMENT COMPANY - 2.14%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%		320,707

		Total Investment Company (Cost $320,707)		320,707

Total Value of Investments (Cost $13,748,028) - 96.69%				$14,496,030

Other Assets Less Liabilities - 3.31%				496,970

	Net Assets - 100%			$14,993,000

*	Non-income producing investment
§	Represents 7 day effective yield

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$763,401
	Aggregate gross unrealized depreciation			(15,399)

		Net unrealized appreciation		$748,002

				(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Funds	16.04%	$ 2,404,228
Open-End Funds	78.51%	11,771,095
Investment Company	2.14%	320,707
Total	96.69%	$14,496,030

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

			(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011

Note 1 - Investment Valuation - continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$ 2,404,228	$ 2,404,228	$ -	$ -
Open-End Funds	11,771,095	11,771,095	-	-
Investment Company	320,707	-	320,707	-
Total	$ 14,496,030	$ 14,175,323	$ 320,707	$ -

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011
	Shares	Value (Note 1)

OPEN-END FUNDS - 95.17%
AllianceBernstein Bond Fund Inc - High Income Fund	14,956	$137,742
Delaware High-Yield Opportunities Fund	13,521	57,330
Dodge & Cox Income Fund	21,456	287,077
Eaton Vance Global Macro Absolute Return Fund	28,075	286,929
The Fairholme Focused Income Fund	12,206	137,439
Loomis Sayles Bond Fund	9,476	137,970
Nuveen High Income Bond Fund	6,232	57,455
Oppenheimer Champion Income Fund	28,665	57,330
Permanent Versatile Bond Portfolio	4,847	287,034
PIMCO Income Fund	12,187	137,715
PIMCO Total Return Fund	63,347	689,217
Pioneer High Yield Fund	5,439	57,494
RidgeWorth High Income Fund	7,853	57,408
RidgeWorth Institutional US Government Securities Ultra Short Bond Fund	28,466	286,652
Sit US Government Securities Fund	25,412	286,903
SSgA High Yield Bond Fund	6,817	57,466
Touchstone Ultra Short Duration Fixed Income Fund	29,767	286,653
Virtus Multi-Sector Fixed Income Fund	12,554	137,718

Total Open-End Fund (Cost $3,454,754)		3,443,532

INVESTMENT COMPANY - 3.01%
§ HighMark 100% US Treasury Money Market Fund, 0.01%		108,749

Total Investment Company (Cost $108,749)		108,749

Total Value of Investments (Cost $3,563,503) - 98.18%		$3,552,281

Other Assets Less Liabilities - 1.82%		65,777

Net Assets - 100%		$3,618,058

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$28,262
Aggregate gross unrealized depreciation		(39,484)

Net unrealized depreciation		$(11,222)

		(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Open-End Funds	95.17%	$ 3,443,532
Investment Company	3.01%	108,749
Total	98.18%	$ 3,552,281

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

			(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011

Note 1 - Investment Valuation - continued

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$ 3,443,532	$ 3,443,532	$ -	$ -
Investment Company	108,749	-	108,749	-
Total	$ 3,552,281	$ 3,443,532	$ 108,749	$ -

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011
		Shares	Value (Note 1)

COMMON STOCKS - 74.63%

Consumer Discretionary - 13.78%
*	Ascena Retail Group, Inc.	6,000	$187,440
	CBS Corp.	9,750	232,635
*	Ford Motor Co.	11,900	179,095
*	Krispy Kreme Doughnuts, Inc.	30,000	188,100
	Monro Muffler Brake, Inc.	5,450	178,106
	Stanley Black & Decker, Inc.	2,100	159,243
			1,124,619
Consumer Staples - 2.14%
	Diamond Foods, Inc.	3,425	174,504
			174,504
Energy - 5.98%
	Arch Coal, Inc.	7,200	241,416
*	Dresser-Rand Group, Inc.	5,000	246,400
			487,816
Financials - 2.49%
	MetLife, Inc.	4,300	203,648
			203,648
Health Care - 14.46%
*	Alexion Pharmaceuticals, Inc.	1,500	144,420
*	Catalyst Health Solutions, Inc.	4,100	185,361
	CR Bard, Inc.	1,675	163,748
	Quality Systems, Inc.	2,300	183,770
*	Questcor Pharmaceuticals, Inc.	18,000	233,280
μ	Teva Pharmaceutical Industries Ltd.	5,375	269,288
			1,179,867
Industrials - 13.62%
	Briggs & Stratton Corp.	10,450	210,358
	Chicago Bridge & Iron Co. NV	5,300	188,256
*	EnerSys	5,950	211,225
*	Hertz Global Holdings, Inc.	14,000	212,940
*	Quality Distribution, Inc.	10,000	101,000
*	Wabash National Corp.	18,000	187,560
			1,111,339

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 17.16%
		Applied Materials, Inc.	12,300	$202,089
	*	Cavium Networks, Inc.	4,900	211,582
	*	Cirrus Logic, Inc.	13,100	305,885
	*	Sierra Wireless, Inc.	10,800	113,832
	*	Ultratech, Inc.	8,000	197,760
	*	VeriFone Systems, Inc.	4,400	199,936
		VeriSign, Inc.	4,800	169,392
				1,400,476
	Materials - 5.00%
		Agrium, Inc.	2,400	228,192
	μ	BHP Billiton Ltd.	1,900	179,740
				407,932

		Total Common Stocks (Cost $4,748,075)		6,090,201

EXCHANGE TRADED PRODUCTS - 5.42%
	*	ProShares UltraShort Dow30	6,375	116,662
	*	ProShares UltraShort MidCap400	2,500	103,425
	*	ProShares UltraShort QQQ	2,230	113,841
	*	ProShares UltraShort Russell2000	2,425	108,010

		Total Exchange Traded Products (Cost $475,397)		441,938

INVESTMENT COMPANY - 17.94%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%	1,463,692	1,463,692

		Total Investment Company (Cost $1,463,692)		1,463,692

Total Value of Investments (Cost $6,687,164) - 97.99%				$7,995,831

Other Assets Less Liabilities - 2.01%				163,713

	Net Assets - 100%			$8,159,544

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt
NV	- Naamloze Vennootschap

				(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,443,316
Aggregate gross unrealized depreciation			(134,649)

Net unrealized appreciation			$1,308,667

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	13.78%	$ 1,124,619
Consumer Staples	2.14%	174,504
Energy	5.98%	487,816
Exchange Traded Products	5.42%	441,938
Financials	2.49%	203,648
Health Care	14.46%	1,179,867
Industrials	13.62%	1,111,339
Information Technology	17.16%	1,400,476
Materials	5.00%	407,932
Other	17.94%	1,463,692
Total	97.99%	$ 7,995,831

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011

Note 1 - Investment Valuation - continued

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 6,090,201	$ 6,090,201	$ -	$ -
Exchange Traded Products	441,938	441,938	-	-
Investment Company	1,463,692	-	1,463,692	-
Total	$ 7,995,831	$ 6,532,139	$ 1,463,692	$ -

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2011
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 107.26%
*	iPATH S&P 500 VIX Mid-Term Futures ETN	1,000	$56,000
	iShares Barclays 1-3 Year Treasury Bond Fund	50	4,196
	iShares Barclays 20+ Year Treasury Bond Fund	500	46,200
†	iShares Barclays 7-10 Year Treasury Bond Fund	2,150	200,746
	iShares Barclays Aggregate Bond Fund	2,200	232,430
	iShares Barclays TIPS Bond Fund	1,400	151,410
†	iShares Dow Jones US Real Estate Index Fund	500	30,290
†	iShares iBoxx $ High Yield Corporate Bond Fund	4,750	439,375
†	iShares iBoxx Investment Grade Corporate Bond Fund	13,050	1,425,321
	iShares JPMorgan USD Emerging Markets Bond Fund	1,100	115,995
	iShares Russell 2000 Index Fund	950	78,155
*	iShares S&P GSCI Commodity Indexed Trust	100	3,609
†	iShares S&P National Municipal Bond Fund	100	10,096
	iShares S&P North American Nat Resources Sector Index Fund	3,700	171,310
*†	iShares Silver Trust	1,200	39,732
*	PowerShares DB Agriculture Fund	1,100	38,467
*	PowerShares DB Commodity Index Tracking Fund	2,300	68,356
*†	PowerShares DB US Dollar Index Bullish Fund	8,700	192,183
†	SPDR Barclays Capital High Yield Bond ETF	17,600	717,728
	SPDR Barclays Capital International Treasury Bond ETF	2,000	118,660
†	SPDR S&P 500 ETF Trust	500	66,575
*	United States Gasoline Fund LP	200	9,423
*	United States Natural Gas Fund LP	1,300	7,007
*†	United States Oil Fund LP	700	27,433
	Vanguard Total Bond Market ETF	3,250	261,137
*	WisdomTree Dreyfus Emerging Currency Fund	1,700	38,063

	Total Exchange Traded Products (Cost $4,491,479)		4,549,897

COMMON STOCKS - 3.08%
	3M Co	50	4,611
	Abbott Laboratories	50	2,405
*	Adobe Systems Inc	200	6,900
	Altria Group Inc	50	1,269
	Automatic Data Processing Inc - Cl. B	50	2,500
	Becton Dickinson and Co	50	4,000
*	Berkshire Hathaway Inc	50	4,364
	Brown-Forman Corp - Cl. B	50	3,457
*	Cisco Systems Inc	100	1,856
	Exxon Mobil Corp	50	4,277
	Factset Research Systems Inc	50	5,244
	General Dynamics Corp	50	3,806

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2011
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

μ	GlaxoSmithKline PLC	50	$1,930
	Johnson & Johnson	100	6,144
	McCormick & Co Inc	50	2,383
	McDonald's Corp	50	3,784
	Medtronic Inc	50	1,996
	Merck & Co Inc	50	1,629
	Microsoft Corp	250	6,645
	NIKE Inc - Cl. B	50	4,451
μ	Novo Nordisk	50	6,333
	Omnicom Group Inc	50	2,545
	Oracle Corp	250	8,225
	Paychex Inc	100	3,363
	PepsiCo Inc	50	3,171
	Pfizer Inc	250	4,810
	Philip Morris International Inc	50	3,139
	QUALCOMM Inc	50	2,979
	Stryker Corp	50	3,163
	The Coca-Cola Co	50	3,196
	The Procter & Gamble Co	50	3,152
	United Technologies Corp	50	4,177
*	Varian Medical Systems Inc	50	3,464
	Wal-Mart Stores Inc	100	5,198

	Total Common Stocks (Cost $114,697)		130,566

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2011
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS PURCHASED - 1.49%
†	iShares Barclays 7-10 Year Treasury Bond	9	$97	3/19/2011	$45
†	iShares Dow Jones US Real Estate	20	60	3/19/2011	2,500
†	iShares iBoxx High Yield Corporate Bond	30	90	3/19/2011	6,900
†	iShares iBoxx Investment Grade Corporate Bond	15	109	3/19/2011	450
†	iShares iBoxx Investment Grade Corporate Bond	8	112	3/19/2011	60
†	iShares MSCI EAFE Index	25	62	3/19/2011	1,775
†	iShares MSCI Emerging Markets	45	46	3/19/2011	3,420
†	iShares S&P National Municipal	50	100	5/21/2011	7,625
†	PowerShares DB US Dollar Index Bullish	100	22	3/19/2011	2,400
†	SPDR Barclays Capital High Yield Bond	50	40	3/19/2011	6,500
†	SPDR Barclays Capital High Yield Bond	35	41	3/19/2011	875
†	SPDR Gold Trust	20	135	3/19/2011	6,460
†	SPDR S&P 500	15	133	3/19/2011	2,715
†	SPDR S&P 500	30	134	3/19/2011	3,630
†	United States Oil	10	36	3/19/2011	3,420
†	Volatility S&P 500	30	16	3/16/2011	10,020
†	Volatility S&P 500	10	15	3/16/2011	4,300

	Total Call Options Purchased (Cost $73,033)				63,095

PUT OPTIONS PURCHASED - 0.38%
	iShares Barclays 20+ Year Treasury Bond	15	90	3/19/2011	645
†	SPDR Gold Trust	2	114	3/19/2011	3
†	SPDR S&P 500	15	138	9/17/2011	15,465

	Total Put Options Purchased (Cost $16,721)				16,113

			Interest	Maturity
		Principal	Rate	Date
UNITED STATES TREASURY BILL - 2.36%
*	United States Treasury Bill	$ 100,000	-	3/3/2011	100,000

	Total United States Treasury Bill (Cost $100,000)				100,000

INVESTMENT COMPANY (Open-End Fund) - 2.32%
§	Fidelity Money Market Institutional Fund, 0.21%				98,612

	Total Investment Company (Open-End Fund) (Cost $98,612)				98,612

Total Value of Investments (Cost $4,894,542) - 116.89%					$4,958,283

Liabilities in Excess of Other Assets - (16.89)%					(716,297)

Net Assets - 100%					$4,241,986

					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2011

*	Non-income producing investment.		μ American Depositary Receipt
†	Portion of security pledged as collateral for options written		LP - Limited Partnership
§	Represents 7 day effective yield.		PLC - Public Limited Company

		Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Common Stocks	3.08%	$130,566
	Call Options Purchased	1.49%	63,095
	Put Options Purchased	0.38%	16,113
	United States Treasury Bill	2.36%	100,000
	Exchange Traded Products	107.26%	4,549,897
	Other	2.32%	98,612
	Total	116.89%	$4,958,283

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$216,684
Aggregate gross unrealized depreciation				(178,806)

	Net unrealized appreciation			$37,878

				(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2011
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS WRITTEN (note 2)
*	iShares Silver Trust	12	$36	3/19/2011	$312
*	SPDR S&P 500	15	139	3/19/2011	75
*	SPDR S&P 500	15	145	9/17/2011	2,505
*	Volatility S&P 500	10	21	3/16/2011	950
*	Volatility S&P 500	30	23	3/16/2011	2,100

Total (Premiums Received $9,839)					$5,942

PUT OPTIONS WRITTEN (note 2)
*	iShares Barclays 7-10 Year Treasury Bond	10	97	3/19/2011	3,960
*	iShares Dow Jones US Real Estate	20	60	3/19/2011	1,440
*	iShares iBoxx High Yield Corporate Bond	30	90	3/19/2011	600
*	iShares iBoxx Investment Grade Corporate Bond	15	109	3/19/2011	1,050
*	iShares iBoxx Investment Grade Corporate Bond	8	112	3/19/2011	2,680
*	iShares MSCI EAFE Index	25	62	3/19/2011	2,938
*	iShares MSCI Emerging Markets	45	46	3/19/2011	4,275
*	iShares S&P National Municipal	50	100	5/21/2011	12,500
*	PowerShares DB US Dollar Index Bullish	100	22	3/19/2011	1,500
*	SPDR Barclays Capital High Yield Bond	70	40	3/19/2011	525
*	SPDR Barclays Capital High Yield Bond	35	41	3/19/2011	875
*	SPDR Gold Trust	2	100	3/19/2011	2
*	SPDR Gold Trust	20	135	3/19/2011	1,420
*	SPDR Gold Trust	10	110	6/18/2011	160
*	SPDR S&P 500	15	119	3/19/2011	210
*	SPDR S&P 500	50	120	3/19/2011	800
*	SPDR S&P 500	15	133	3/19/2011	2,970
*	SPDR S&P 500	30	134	3/19/2011	7,320
*	United States Oil	10	36	3/19/2011	200
*	United States Oil	20	30	4/16/2011	120

Total (Premiums Received $90,268)					$45,545

					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2011
	Shares	Value (Note 1)

SECURITIES SOLD SHORT

EXCHANGE TRADED PRODUCTS
iShares Barclays 1-3 Year Treasury Bond Fund	1,200	$100,704
iShares Barclays 20+ Year Treasury Bond Fund	1,000	92,400
iShares Barclays 3-7 Year Treasury Bond Fund	450	51,597
iShares Barclays 7-10 Year Treasury Bond Fund	9,100	849,667
iShares Russell 2000 Index Fund	3,150	259,144
iShares S&P 500 Index Fund	2,100	280,602
SPDR Dow Jones Industrial Average ETF Trust	1,300	158,795
SPDR S&P 500 ETF Trust	2,300	306,245

Total Exchange Traded Products (Cost $2,024,671)		2,099,154

		(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2011

Note 1 - Investment Valuation - continued

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$4,549,897	$4,549,897	$ -	$ -
Common Stocks	130,566	130,566	-	-
Call Options Purchased	63,095	63,095	-	-
Put Options Purchased	16,113	16,113	-	-
United States Treasury Bill	100,000	100,000	-	-
Investment Company (Open-End)	98,612	-	98,612	-
Total Assets	$4,958,283	$4,859,671	$ 98,612	$ -

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$ 5,942	$ 5,942	$ -	$ -
Put Options Written	45,545	45,545	-	-
Securities Sold Short	2,099,154	2,099,154	-	-
Total Liabilities	$2,150,641	$2,150,641	$ -	$ -

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund
Date: April 21, 2011

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund
Date: April 21, 2011

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi-Strategy Fund
Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund
Date: April 21, 2011

By: (Signature and Title)	/s/ Julie M. Koethe
Julie M. Koethe Treasurer and Principal Financial Officer, FMX Growth Allocation Fund and the FMX Total Return Fund
Date: April 21, 2011

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund
Date: April 21, 2011

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi-Strategy Fund
Date: April 27, 2011